Note 11 - Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets [text block]
	Year ended December 31, 2018
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$130,180	$–	$–	$130,180
Investments (Note 5) (1)	1,742	39	–	1,781
	$131,922	$39	$–	$131,961
	Year ended December 31, 2017
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$160,395	$–	$–	$160,395
Investments (Note 5) (1)	2,435	661	–	3,096
	$162,830	$661	$–	$163,491